Summary of Common Stock Reserved for Future Issuance (Details) - shares	Oct. 31, 2022	Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	129,261	133,973
Common Stock reserved for restricted stock unit settlement	2,020	2,710
Common Stock authorized for future grant under the 2011 Plan	80,069	79,484
Common Stock reserved for warrant exercise	75,897	77,554
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	85,585	87,455
Common Stock reserved for future ESPP issuance	1,218	1,218
Total Common Stock reserved for future issuance	374,050	382,394